Annual Total Returns - FidelityFreedomFunds-KComboPRO - FidelityFreedomFunds-KComboPRO - Fidelity Freedom 2005 Fund	May 30, 2023
Bar Chart Table:
Annual Return, Inception Date	Jul. 20, 2017
Fidelity Freedom 2005 Fund - Class K
Bar Chart Table:
Annual Return 2018	(2.46%)
Annual Return 2019	12.33%
Annual Return 2020	9.74%
Annual Return 2021	3.97%
Annual Return 2022	(11.75%)